Property, plant and equipment - Costs of Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Weighted average capitalization rate of capitalized interest costs, percentage	5.00%	5.00%
Amount of interest costs capitalized in the period ThUS$	$ 75,038	$ 67,126